Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories	Inventories as of March 31, 2024 and 2023 consisted of the following:
	As of March 31,
	2024	2023

Raw materials	$320,722	$243,222
Finished goods	553,682	446,866
Provision for inventory	(79,549)	(158,834)
Total inventories, net	$794,855	$531,254